Convertible Notes Payable (Details) - Promissory Notes [Member] - USD ($)	3 Months Ended
	Mar. 31, 2024	Feb. 29, 2024
Convertible Notes Payable [Line Items]
Aggregate principal amount		$ 125,000
Issue discounts		$ 25,000
Maturity term	1 year